Document and Entity Information	12 Months Ended
Jul. 31, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	LEGG MASON PARTNERS INCOME TRUST
Central Index Key	0000764624
Amendment Flag	false
Document Creation Date	Aug 31, 2012
Document Effective Date	Aug 31, 2012
Prospectus Date	Aug 1, 2012

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 31, 2012

TO THE SUMMARY PROSPECTUS AND THE PROSPECTUS,

EACH DATED AUGUST 1, 2012, OF

WESTERN ASSET GLOBAL STRATEGIC INCOME FUND

Effective September 1, 2012, the following is added after the third sentence of the section labeled "Performance" in the fund's Summary Prospectus and Prospectus:

Effective September 1, 2012, the fund changed its performance benchmark from the Barclays U.S. Aggregate Index, which is an unmanaged index that is considered representative of the U.S. investment-grade, fixed-rate bond market, to the Barclays U.S. Universal Index, which is a composite index that includes the Barclays U.S. Aggregate Index together with other indexes reflecting the markets for high-yield corporate bonds, 144A securities, Eurodollars, emerging markets securities and commercial mortgage backed securities. The fund's Manager believes the Barclays U.S. Universal Index is a more appropriate index for the fund since it is broader and more diversified than the Barclays U.S. Aggregate Index, and as a result, will provide shareholders with a better tool for assessing the fund's success relative to its investment objective and comparable funds.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Aug 1, 2012
Supplement [Text Block]	lmtfif1_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 31, 2012

TO THE SUMMARY PROSPECTUS AND THE PROSPECTUS,

EACH DATED AUGUST 1, 2012, OF

WESTERN ASSET GLOBAL STRATEGIC INCOME FUND

Effective September 1, 2012, the following is added after the third sentence of the section labeled "Performance" in the fund's Summary Prospectus and Prospectus:

Effective September 1, 2012, the fund changed its performance benchmark from the Barclays U.S. Aggregate Index, which is an unmanaged index that is considered representative of the U.S. investment-grade, fixed-rate bond market, to the Barclays U.S. Universal Index, which is a composite index that includes the Barclays U.S. Aggregate Index together with other indexes reflecting the markets for high-yield corporate bonds, 144A securities, Eurodollars, emerging markets securities and commercial mortgage backed securities. The fund's Manager believes the Barclays U.S. Universal Index is a more appropriate index for the fund since it is broader and more diversified than the Barclays U.S. Aggregate Index, and as a result, will provide shareholders with a better tool for assessing the fund's success relative to its investment objective and comparable funds.

Western Asset Global Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmtfif1_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 31, 2012

TO THE SUMMARY PROSPECTUS AND THE PROSPECTUS,

EACH DATED AUGUST 1, 2012, OF

WESTERN ASSET GLOBAL STRATEGIC INCOME FUND

Effective September 1, 2012, the following is added after the third sentence of the section labeled "Performance" in the fund's Summary Prospectus and Prospectus:

Effective September 1, 2012, the fund changed its performance benchmark from the Barclays U.S. Aggregate Index, which is an unmanaged index that is considered representative of the U.S. investment-grade, fixed-rate bond market, to the Barclays U.S. Universal Index, which is a composite index that includes the Barclays U.S. Aggregate Index together with other indexes reflecting the markets for high-yield corporate bonds, 144A securities, Eurodollars, emerging markets securities and commercial mortgage backed securities. The fund's Manager believes the Barclays U.S. Universal Index is a more appropriate index for the fund since it is broader and more diversified than the Barclays U.S. Aggregate Index, and as a result, will provide shareholders with a better tool for assessing the fund's success relative to its investment objective and comparable funds.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Aug 1, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 31, 2012